Note 10 - Cash Held as Collateral (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 18,249	$ 15,269